Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
Property and Equipment, Net

5. Property and Equipment, Net

The components of property and equipment, net were as follows:

	December 31,
	2024	2023
Computer equipment	$1,548,538	$1,672,315
Computer software	5,123,755	4,980,196
Equipment	4,827	5,250
Furniture and fixtures	163,756	177,831
Leasehold improvements	687,024	747,436
Total	7,527,900	7,583,028
Less: Accumulated depreciation and amortization	(6,757,352)	(6,126,438)
Total	$770,548	$1,456,590

Depreciation and amortization expense on property and equipment for the year ended December 31, 2024 and 2023 was $1,206,215 and $1,794,519, respectively.